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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21507

Utilities and High Income Fund

_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: August 31, 2005

Date of reporting period: February 28, 2006

Item 1 - Reports to Stockholders.

Evergreen Utilities and High Income Fund

Evergreen

UTILITIES AND HIGH INCOME FUND

**Semiannual Report
as of February 28, 2006**

Evergreen Investments
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FINANCIAL HIGHLIGHTS
5	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENT OF OPERATIONS
15	STATEMENTS OF CHANGES IN NET ASSETS
16	STATEMENT OF CASH FLOWS
17	NOTES TO FINANCIAL STATEMENTS
23	AUTOMATIC DIVIDEND REINVESTMENT PLAN
24	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

LETTER TO SHAREHOLDERS

April 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Utilities and High Income Fund, which covers the six-month period ended February 28, 2006.

The financial markets encountered a variety of hurdles during the past six months. Questions about the sustainability of economic growth, surging energy prices, and tighter monetary policy led the list of concerns, while hurricanes devastated much of the Gulf region and inflation fears grew with the prospect of increased federal spending. Not surprisingly, each of these issues contributed to periodic bouts of market volatility. It is during times such as these when yield investors seek other sources of income and we believe those with exposure to the Fund had the opportunity to benefit from these diversification strategies.

The investment period began with expectations for a moderation in U.S. economic growth. The rapid pace of growth experienced during the economic recovery had transitioned to the more normalized rate of Gross Domestic Product (“GDP”) growth typically associated with economic expansion. Energy prices continued to soar amid rising levels for employment, housing and production. The post-Katrina federal spending plans exacerbated these pricing concerns and long-term interest rates began to rise. Despite these events, the U.S. consumer kept spending and businesses were investing some of their record cash balances, enabling the economy to overcome some extremely challenging obstacles.

Perhaps sensing the surprising strength in GDP and having already

LETTER TO SHAREHOLDERS continued

anticipated the bout of inflation fears, the Federal Reserve (“Fed”) maintained its “measured removal of policy accommodation” throughout the investment period. Since rates had been low for such a lengthy period of time, Evergreen’s Investment Strategy Committee concluded that the central bank was trying to be less stimulative, rather than more restrictive, for the U.S. economy. Monetary policymakers remained transparent in their public statements about the direction of monetary policy and long-term market interest rates remained relatively low. This “flattening” of the yield curve caused many in the fixed income markets to debate its message, yet given our forecast for a moderation in global growth, we determined that long-term pricing pressures were insufficient to halt the expansion. Moreover, we attributed the extent of the yield curve flattening to a combination of excess global savings and rising demand from under-funded pensions.

In this environment, the portfolio management team of the Fund attempted to capitalize on the trends surrounding consumers, mergers and acquisition activity, and energy prices. With all the concerns about consumer spending, our analysts were cautious in the airline, auto, and retailer industries. High-yield bonds also tend to be repurchased at a premium after consolidation, which spurred demand for existing and potential takeover candidates, particularly in the utilities sector. Finally, higher energy prices resulted in increased pricing power for many utilities, enhancing their attractiveness to Wall Street.

LETTER TO SHAREHOLDERS continued

We continue to recommend that investors maintain their diversified strategies, including their exposure to the Fund, within their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund broker-dealer or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

FINANCIAL HIGHLIGHTS

(For a common share outstanding throughout each period)

	Six Months Ended	Year Ended August 31,
	February 28, 2006
	(unaudited)	2005	2004[1]

Net asset value, beginning of period	$25.43	$ 19.76	$19.10[2]

Income from investment operations
Net investment income (loss)	1.09[3]	1.80	0.77
Net realized and unrealized gains or losses on investments	0.22	5.64	0.34
Distributions to preferred shareholders from net investment income[4]	(0.15)	(0.15)	(0.02)
Distributions to preferred shareholders from net realized gains[4]	(0.02)	(0.04)	0

Total from investment operations	1.14	7.25	1.09

Distributions to common shareholders from
Net investment income	(1.81)	(1.58)	(0.30)
Net realized gains	(2.67)	0	0

Total distributions to common shareholders	(4.48)	(1.58)	(0.30)

Offering costs charged to capital for
Common shares	0	0	(0.04)
Preferred shares	0	0	(0.09)

Total offering costs	0	0	(0.13)

Net asset value, end of period	$22.09	$ 25.43	$19.76

Market value, end of period	$21.05	$ 22.21	$18.29

Total return based on market value[5]	16.50%	31.00%	(7.05)%

Ratios and supplemental data
Net assets of common shareholders, end of period (thousands)	$196,671	$250,826	$227,328
Liquidation value of preferred shares, end of period (thousands)	$80,000	$ 80,000	$ 80,000
Asset coverage ratio, end of period	346%	406%	284%
Ratios to average net assets applicable to common shareholders
Expenses including waivers/reimbursement and interest expense but excluding expense reductions	1.58%[6]	1.49%	1.31%[6]
Expenses including interest expense but excluding waivers/reimbursements and expense reductions	1.58%[6]	1.54%	1.31%[6]
Interest expense	0.28%[6]	0.30%	0.29%[6]
Net investment income (loss)[7]	7.82%[6]	8.50%	12.05%[6]
Portfolio turnover rate	63%	126%	55%

1 For the period from April 30, 2004 (commencement of operations), to August 31, 2004.

2 Initial public offering price of $20.00 per share less underwriting discount of $0.90 per share.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Distributions to preferred shareholders per common share are based on average common shares outstanding during the period.

5 Total return is calculated assuming a purchase of common stock on the first day and a sale on the last day of the period reported. Dividends and distributions are assumed for the purposes of these calculations to be reinvested at prices obtained under the Fund’s Automatic Dividend Reinvestment Plan. Total return does not reflect brokerage commissions or sales charges.

6 Annualized

7 The net investment income (loss) ratio reflects distributions paid to preferred shareholders .

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

February 28, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS 45.6%
CONSUMER DISCRETIONARY 11.6%
Diversified Consumer Services 1.0%
Alderwoods Group, Inc., 7.75%, 09/15/2012	$1,000,000	$1,037,500
Service Corporation International, 7.00%, 06/15/2017 144A	1,000,000	1,026,250

		2,063,750

Hotels, Restaurants & Leisure 4.2%
Las Vegas Sands Corp., 6.375%, 02/15/2015	1,000,000	975,000
MGM MIRAGE, Inc., 5.875%, 02/27/2014	1,000,000	968,750
Seneca Gaming Corp., 7.25%, 05/01/2012	1,000,000	1,020,000
Starwood Hotels & Resorts Worldwide, Inc.:
7.375%, 05/01/2007	1,000,000	1,025,000
7.875%, 05/01/2012	1,000,000	1,102,500
Station Casinos, Inc., 6.50%, 02/01/2014	1,350,000	1,356,750
Town Sports International, Inc., 9.625%, 04/15/2011	1,000,000	1,052,500
Vail Resorts, Inc., 6.75%, 02/15/2014	775,000	781,781

		8,282,281

Household Durables 0.2%
Meritage Homes Corp., 6.25%, 03/15/2015	325,000	294,125

Media 3.1%
CSC Holdings, Inc., 7.625%, 04/01/2011	1,000,000	1,012,500
Emmis Communications Corp., 6.875%, 05/15/2012	1,000,000	985,000
Lamar Media Corp., 6.625%, 08/15/2015	1,000,000	1,016,250
LIN TV Corp., 6.50%, 05/15/2013	1,000,000	953,750
MediaNews Group, Inc., 6.375%, 04/01/2014	1,000,000	910,000
R.H. Donnelley Corp., 10.875%, 12/15/2012	1,000,000	1,130,000

		6,007,500

Multi-line Retail 0.5%
J.C. Penney Co., Inc., 7.375%, 08/15/2008	1,000,000	1,048,738

Specialty Retail 1.5%
Central Garden & Pet Co., 9.125%, 02/01/2013	1,500,000	1,590,000
Payless ShoeSource, Inc., 8.25%, 08/01/2013	300,000	317,250
United Auto Group, Inc., 9.625%, 03/15/2012	1,000,000	1,077,500

		2,984,750

Textiles, Apparel & Luxury Goods 1.1%
Oxford Industries, Inc., 8.875%, 06/01/2011	1,000,000	1,035,000
Warnaco Group, Inc., 8.875%, 06/15/2013	1,000,000	1,075,000

		2,110,000

CONSUMER STAPLES 2.9%
Food & Staples Retailing 1.1%
Ingles Markets, Inc., 8.875%, 12/01/2011	1,000,000	1,045,000
Rite Aid Corp., 8.125%, 05/01/2010	1,000,000	1,025,000

		2,070,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES continued
Food Products 1.3%
B&G Foods Holdings Corp., 8.00%, 10/01/2011	$1,000,000	$1,030,000
Del Monte Foods Co., 6.75%, 02/15/2015	1,500,000	1,507,500

		2,537,500

Household Products 0.5%
Church & Dwight Co., Inc., 6.00%, 12/15/2012	1,000,000	1,000,000

ENERGY 6.4%
Energy Equipment & Services 1.6%
Dresser, Inc., 9.375%, 04/15/2011	1,500,000	1,578,750
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	150,000	149,625
Offshore Logistics, Inc., 6.125%, 06/15/2013	1,000,000	955,000
Parker Drilling Co., 9.625%, 10/01/2013	315,000	354,375

		3,037,750

Oil, Gas & Consumable Fuels 4.8%
Chesapeake Energy Corp., 6.875%, 01/15/2016	1,000,000	1,030,000
El Paso Production Holding Co., 7.75%, 06/01/2013	1,000,000	1,060,000
Exco Resources, Inc., 7.25%, 01/15/2011	1,500,000	1,537,500
Ferrellgas Partners, LP, 6.75%, 05/01/2014	1,000,000	980,000
Frontier Oil Corp., 6.625%, 10/01/2011	125,000	126,562
Peabody Energy Corp., 6.875%, 03/15/2013	1,000,000	1,032,500
Plains Exploration & Production Co., 8.75%, 07/01/2012	1,000,000	1,080,000
Targa Resources, Inc., 8.50%, 11/01/2013 144A	1,000,000	1,065,000
Tesoro Corp., 6.625%, 11/01/2015 144A	500,000	506,250
Williams Cos., 7.125%, 09/01/2011	1,000,000	1,052,500

		9,470,312

FINANCIALS 4.8%
Consumer Finance 0.4%
General Motors Acceptance Corp., 5.625%, 05/15/2009	1,000,000	906,144

Diversified Financial Services 1.0%
Arch Western Finance, LLC, 6.75%, 07/01/2013	1,000,000	1,007,500
Quest Capital Corp., 6.50%, 11/15/2018	1,000,000	942,500

		1,950,000

Insurance 0.8%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	1,500,000	1,601,250

Real Estate 2.6%
CB Richard Ellis Group, Inc., 9.75%, 05/15/2010 (h)	650,000	708,500
Host Marriott Corp., Ser. J, REIT, 7.125%, 11/01/2013	1,000,000	1,037,500
Omega Healthcare Investors, Inc., REIT:
7.00%, 04/01/2014	1,000,000	1,018,750
7.00%, 01/15/2016 144A	250,000	251,875
Thornburg Mortgage, Inc., REIT, 8.00%, 05/15/2013	1,000,000	992,500
Ventas, Inc., REIT, 7.125%, 06/01/2015	1,000,000	1,052,500

		5,061,625

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
HEALTH CARE 2.6%
Health Care Providers & Services 2.1%
Extendicare Health Services, Inc., 6.875%, 05/01/2014	$1,000,000	$1,042,500
HCA, Inc., 6.375%, 01/15/2015	1,000,000	1,003,431
Omnicare, Inc., 6.125%, 06/01/2013	1,000,000	992,500
Triad Hospitals, Inc., 7.00%, 11/15/2013	1,000,000	1,013,750

		4,052,181

Pharmaceuticals 0.5%
Mylan Laboratories, Inc., 6.375%, 08/15/2015	1,000,000	1,016,250

INDUSTRIALS 5.2%
Aerospace & Defense 1.3%
Aviall, Inc., 7.625%, 07/01/2011	1,000,000	1,037,500
DRS Technologies, Inc., 6.875%, 11/01/2013	1,500,000	1,503,750

		2,541,250

Commercial Services & Supplies 2.2%
Adesa, Inc., 7.625%, 06/15/2012	1,000,000	1,020,000
Allied Waste North America, Inc., 6.375%, 04/15/2011	250,000	247,500
Corrections Corporation of America, 6.25%, 03/15/2013	1,050,000	1,047,375
Geo Group, Inc., 8.25%, 07/15/2013	1,000,000	1,013,750
NationsRent Companies, Inc., 9.50%, 10/15/2010	1,000,000	1,101,250

		4,429,875

Machinery 1.0%
Manitowoc Co., Inc., 7.125%, 11/01/2013	1,000,000	1,032,500
Navistar International Corp., 6.25%, 03/01/2012	1,000,000	1,012,500

		2,045,000

Road & Rail 0.7%
Progress Rail Services Corp., 7.75%, 04/01/2012 144A	1,250,000	1,285,938

INFORMATION TECHNOLOGY 0.9%
IT Services 0.9%
Sungard Data Systems, Inc., 4.875%, 01/15/2014	1,000,000	895,000
Unisys Corp., 6.875%, 03/15/2010	1,000,000	962,500

		1,857,500

MATERIALS 5.5%
Chemicals 2.3%
Equistar Chemicals, LP, 10.625%, 05/01/2011	1,000,000	1,092,500
Lyondell Chemical Co., 10.50%, 06/01/2013	1,000,000	1,122,500
Scotts Co., 6.625%, 11/15/2013	1,000,000	1,017,500
Tronox Worldwide, Inc., 9.50%, 12/01/2012 144A	600,000	630,000
Westlake Chemical Corp., 6.625%, 01/15/2016	600,000	602,250

		4,464,750

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Containers & Packaging 1.0%
Crown Holdings, Inc., 7.75%, 11/15/2015 144A	$1,000,000	$1,047,500
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014	1,000,000	985,000

		2,032,500

Metals & Mining 0.8%
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014	410,000	422,300
United States Steel Corp., 10.75%, 08/01/2008	1,000,000	1,110,000

		1,532,300

Paper & Forest Products 1.4%
Boise Cascade, LLC, 7.125%, 10/15/2014	1,250,000	1,193,750
Bowater, Inc., 6.50%, 06/15/2013	500,000	457,500
Georgia Pacific Corp., 8.125%, 05/15/2011	1,000,000	1,045,000

		2,696,250

TELECOMMUNICATION SERVICES 1.6%
Diversified Telecommunication Services 1.1%
Citizens Communications Co., 6.25%, 01/15/2013	1,000,000	986,250
Insight Midwest, LP, 10.50%, 11/01/2010	1,000,000	1,058,750

		2,045,000

Wireless Telecommunication Services 0.5%
Rural Cellular Corp., 8.25%, 03/15/2012	1,000,000	1,055,000

UTILITIES 4.1%
Electric Utilities 1.5%
DPL, Inc., 6.875%, 09/01/2011	1,000,000	1,054,722
Edison International, 7.73%, 06/15/2009	1,000,000	1,037,500
Reliant Energy, Inc., 6.75%, 12/15/2014	1,000,000	908,750

		3,000,972

Independent Power Producers & Energy Traders 1.4%
Mirant Corp., 7.375%, 12/31/2013 144A	975,000	1,005,469
NRG Energy, Inc:, 7.25%, 02/01/2014	700,000	719,250
Tenaska, Inc., 7.00%, 06/30/2021 144A	993,285	1,030,250

		2,754,969

Multi-Utilities 1.2%
Aquila, Inc., 14.875%, 07/01/2012	1,000,000	1,362,500
CMS Energy Corp., 7.50%, 01/15/2009	1,000,000	1,037,500

		2,400,000

Total Corporate Bonds (cost $90,469,475)		89,635,460

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Shares	Value

CONVERTIBLE PREFERRED STOCKS 6.5%
ENERGY 2.9%
Oil, Gas & Consumable Fuels 2.9%
El Paso Corp., 4.99%, 12/31/2049	5,000	$5,766,250

UTILITIES 3.6%
Multi-Utilities 3.6%
PNM Resources, Inc., 6.75%, 05/16/2008	142,000	7,057,400

Total Convertible Preferred Stocks (cost $11,901,095)		12,823,650

COMMON STOCKS 85.9%
ENERGY 11.6%
Oil, Gas & Consumable Fuels 11.6%
Crosstex Energy, Inc.	115,000	9,150,550
Southwestern Energy Co. *	425,000	13,638,250

		22,788,800

FINANCIALS 6.7%
Real Estate 6.7%
Global Signal, Inc. REIT	285,000	13,226,850

TELECOMMUNICATION SERVICES 10.1%
Diversified Telecommunication Services 4.2%
AT&T, Inc.	50,000	1,379,500
Shenandoah Telecommunications Co.	157,500	6,862,275

		8,241,775

Wireless Telecommunication Services 5.9%
Alltel Corp.	100,000	6,315,000
Bouygues SA	50,000	2,625,721
Centennial Communications Corp.	100,000	759,000
UbiquiTel, Inc. *	200,000	1,954,000

		11,653,721

UTILITIES 57.5%
Electric Utilities 38.8%
Allegheny Energy, Inc. *	50,000	1,788,000
Cleco Corp.	50,000	1,124,500
DPL, Inc.	400,000	10,768,000
E.ON AG	70,000	7,756,167
E.ON AG	190,000	7,037,600
Entergy Corp.	150,000	10,876,500
Exelon Corp.	200,000	11,422,000
FirstEnergy Corp.	150,000	7,662,000
Fortum Oyj	600,000	14,519,999
Maine & Maritimes Corp.	500	8,700
MGE Energy, Inc.	70,000	2,346,400
Northeast Utilities	200	3,924
Reliant Energy, Inc. *	500	5,080

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Electric Utilities continued
Scottish and Southern Energy plc	50,000	$1,008,794
UIL Holdings Corp.	200	10,250

		76,337,914

Independent Power Producers & Energy Traders 11.6%
AES Corp. *	500	8,650
Black Hills Corp	200	6,914
Constellation Energy Group, Inc.	1,000	58,740
Duke Energy Corp.	300	8,520
Dynegy, Inc., Class A *	300,000	1,623,000
Mirant Corp.	280,803	6,907,754
Mirant Corp. Escrow * (h) +	5,000,000	0
TXU Corp. µ	270,000	14,145,300

		22,758,878

Multi-Utilities 2.3%
Ameren Corp.	200	10,134
CMS Energy Corp. *	200	2,816
Energy East Corp.	1,000	25,060
KeySpan Corp.	20,000	815,000
NSTAR	50,000	1,468,000
PG&E Corp.	200	7,610
Puget Energy, Inc.	200	4,312
RWE AG	25,000	2,142,779
Wisconsin Energy Corp.	1,500	61,305
Xcel Energy, Inc.	200	3,712

		4,540,728

Water Utilities 4.8%
Kelda Group plc	100,000	1,397,991
Northumbrian Water Group plc	1,000,000	4,284,520
Pennichuck Corp.	146,363	3,768,848

		9,451,359

Total Common Stocks (cost $127,235,163)		169,000,025

PREFERRED STOCKS 5.8%
UTILITIES 5.8%
Electric Utilities 5.4%
Carolina Power & Light Co.	9,217	841,051
Connecticut Light & Power Co., Ser. 1947	22,000	832,564
Dayton Power & Light Co., Ser. A	9,416	647,350
Dayton Power & Light Co., Ser. B	5,120	353,920
Entergy Arkansas, Inc.	644	64,098
Entergy Louisiana, Inc.	3,117	308,096
Louisville Gas & Electric Co.	36,913	837,187
Ohio Edison Co.	14,000	1,155,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

	Shares	Value

PREFERRED STOCKS continued
UTILITIES continued
Electric Utilities continued
Pacific Gas & Electric Co., Ser. D	30,600	$660,960
Pacific Gas & Electric Co., Ser. I	19,800	379,665
PECO Energy Co., Ser. C	29,590	2,489,259
Southern California Edison Co., Ser. B	45,900	878,067
Southern California Edison Co., Ser. D	54,000	1,065,150

		10,512,367

Multi-Utilities 0.4%
Consolidated Edison, Inc.	9,100	836,062

Total Preferred Stocks (cost $11,343,789)		11,348,429

WARRANTS 2.3%
UTILITIES 2.3%
Independent Power Producers & Energy Traders 2.3%
Mirant Corp., Ser. A, Expiring 01/02/2011	357,473	3,737,380
Mirant Corp., Ser. B, Expiring 01/03/2011	72,500	826,863

Total Warrants (cost $4,421,040)		4,564,243

UNIT INVESTMENT TRUSTS 0.4%
Kayne Anderson MLP Investment Co.	15,000	381,450
Tortoise Energy Capital Corp.	20,000	458,000

Total Unit Investment Trusts (cost $865,634)		839,450

SHORT-TERM INVESTMENTS 1.6%
MUTUAL FUND SHARES 1.6%
Evergreen Institutional Money Market Fund ø µ (cost $3,070,831)	3,070,831	3,070,831

Total Investments (cost $249,307,027) 148.1%		291,282,088
Other Assets and Liabilities and Preferred Shares (48.1%)		(94,610,824)

Net Assets Applicable to Common Shareholders 100.0%		$196,671,264

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
*	Non-income producing security
(h)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
µ	All or a portion of this security has been segregated as collateral for reverse repurchase agreements.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2006 (unaudited)

Summary of Abbreviations

REIT     Real Estate Investment Trust

The following table shows the percent of total investments (excluding equity positions) by credit quality based on Moody’s and
Standard & Poor’s ratings as of February 28, 2006:
AAA	15.7%
BBB	1.0%
BB	28.4%
B	54.9%

100.0%

The following table shows the percent of total investments (excluding equity positions) by maturity as of February 28, 2006:
Less than 1 year	15.7%
1 to 3 year(s)	3.9%
3 to 5 years	7.9%
5 to 10 years	69.7%
10 to 20 years	2.8%

100.0%

The following table shows the percent of total long-term investments by geographic location as of February 28, 2006:
United States	86.0%
Germany	5.8%
Finland	5.0%
United Kingdom	2.3%
France	0.9%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2006 (unaudited)

Assets
Investments in securities, at value (cost $246,236,196)	$288,211,257
Investments in affiliated money market fund, at value (cost $3,070,831)	3,070,831

Total investments	291,282,088
Receivable for securities sold	212,921
Dividends and interest receivable	2,404,126
Unrealized gains on interest rate swap transactions	753,071

Total assets	294,652,206

Liabilities
Dividends payable	1,112,794
Payable for reverse repurchase agreements	16,724,765
Advisory fee payable	4,862
Due to other related parties	405
Accrued expenses and other liabilities	128,098

Total liabilities	17,970,924

Preferred shares at redemption value
$25,000 liquidation value per share applicable to 3,200 shares, including dividends payable
of $10,018	80,010,018

Net assets applicable to common shareholders	$196,671,264

Net assets applicable to common shareholders represented by
Paid-in capital	$158,030,105
Overdistributed net investment income	(808,873)
Accumulated net realized losses on investments	(3,269,001)
Net unrealized gains on investments	42,719,033

Net assets applicable to common shareholders	$196,671,264

Net asset value per share applicable to common shareholders
Based on $196,671,264 divided by 8,902,351 common shares issued and outstanding
(unlimited number of common shares authorized)	$22.09

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2006 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $563,112)	$8,713,213
Interest	3,062,950
Income from affiliate	292,426

Total investment income	12,068,589

Expenses
Advisory fee	946,575
Administrative services fee	78,881
Transfer agent fees	68,412
Trustees’ fees and expenses	25,152
Printing and postage expenses	61,064
Custodian and accounting fees	53,324
Registration and filing fees	3,000
Professional fees	84,426
Interest expense	310,890
Auction agent fees	99,179
Other	24,684

Total expenses	1,755,587
Less: Expense reductions	(7,057)

Net expenses	1,748,530

Net investment income	10,320,059

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	(1,141,512)
Foreign currency related transactions	113,960
Interest rate swap transactions	131,214

Net realized losses on investments	(896,338)
Net change in unrealized gains or losses on investments	2,860,777

Net realized and unrealized gains or losses on investments	1,964,439
Distributions to preferred shareholders from
Net investment income	(1,454,037)
Net realized gains	(156,443)

Net increase in net assets resulting from operations	$10,674,018

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	February 28, 2006	Year Ended
	(unaudited)	August 31, 2005

Operations
Net investment income	$ 10,320,059	$ 20,979,286
Net realized gains or losses on investments	(896,338)	27,766,976
Net change in unrealized gains or losses on investments	2,860,777	32,209,625
Distributions to preferred shareholders from
Net investment income	(1,454,037)	(1,688,241)
Net realized gains	(156,443)	(434,995)

Net increase in net assets resulting from operations	10,674,018	78,832,651

Distributions to common shareholders from
Net investment income	(16,978,755)	(17,443,274)
Net realized gains	(25,477,589)	0

Total distributions to common shareholders	(42,456,344)	(17,443,274)

Capital share transactions
Cost of shares tendered	(22,372,008)	(37,891,574)

Net decrease in net assets resulting from capital share
transactions	(22,372,008)	(37,891,574)

Total increase (decrease) in net assets applicable to
common shareholders	(54,154,334)	23,497,803
Net assets applicable to common shareholders
Beginning of period	250,825,598	227,327,795

End of period	$ 196,671,264	$ 250,825,598

Undistributed (overdistributed) net investment income	$ (808,873)	$ 7,913,403

See Notes to Financial Statements

STATEMENT OF CASH FLOWS

Six Months Ended February 28, 2006 (unaudited)

Increase in Cash
Cash Flows from Operating Activities:
Net increase in net assets from operations	$10,674,018
Adjustments to reconcile net increase in net assets from
operations to net cash provided by operating activities:
Purchase of investment securities including amortization of premium
and accretion of discount on long-term securities	(203,944,125)
Proceeds from disposition of investment securities	238,239,842
Purchase of short-term investment securities, net	20,264,994
Decrease in dividends and interest receivable	1,788,423
Increase in receivable for securities sold	(199,567)
Decrease in other assets	122,876
Decrease in payable for securities purchased	(1,744,024)
Decrease in accrued expenses	(54,095)
Unrealized appreciation on investments	(2,752,541)
Net realized loss from securities	1,178,078

Net cash provided by operating activities	63,573,879

Cash Flows from Financing Activities:
Payment for shares tendered	(22,372,008)
Cash distributions paid on common shares	(42,412,128)
Increase in reverse repurchase agreements	1,479,978
Decrease in dividends payable on preferred shares	(104,048)

Net cash used in financing activities	(63,408,206)

Net increase in cash	$165,673

Cash:
Beginning of period	$(165,673)

End of period	$0

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Utilities and High Income Fund (the “Fund”) was organized as a statutory trust under the laws of the state of Delaware on February 4, 2004 and is registered as a non-diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The primary investment objective of the Fund is to seek a high level of current income and moderate capital growth, with an emphasis on providing tax-advantaged dividend income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Reverse repurchase agreements

To obtain short-term financing, the Fund may enter into reverse repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing qualified assets having a value not less than the repurchase price, including accrued interest. If the counterparty to the transaction is rendered insolvent, the Fund may be delayed or limited in the repurchase of the collateral securities.

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

d. Interest rate swaps

The Fund may enter into interest rate swap agreements to manage the Fund’s exposure to interest rates. A swap agreement is an exchange of cash payments between the Fund and another party based on a notional principal amount. Cash payments or receipts are recorded as realized gains or losses. The value of the swap agreements is marked-to-market daily based upon quotations from market makers and any change in value is recorded as an unrealized gain or loss. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform or if there are unfavorable changes in the fluctuation of interest rates.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee of 0.60% of the Fund’s average daily total assets applicable to common shareholders. Total assets consist of the net assets of the Fund plus borrowings or other leverage for investment purposes to the extent excluded in calculating net assets. For the six months ended February 28, 2006, the advisory fee was equivalent to 0.92% of the Fund’s average daily net assets applicable to common shareholders.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.05% of the Fund’s average daily total assets applicable to common shareholders.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended February 28, 2006, the Fund paid brokerage commissions of $21,000 to Wachovia Securities, LLC.

4. CAPITAL SHARE TRANSACTIONS

The Fund has authorized an unlimited number of common shares with no par value. For the six months ended February 28, 2006 and the year ended August 31, 2005, the Fund did not issue any common shares.

The Board of Trustees has committed to consider making tender offers for the Fund’s common shares on a quarterly basis in the event that the common shares trade at a discount to net asset value of greater than 5% for fifteen of twenty days during a measurement period, as defined in the Fund’s prospectus. These tender offers will be to purchase up to 5% of the Fund’s outstanding common shares at their net asset value. For the six months ended February 28, 2006, the Board of Trustees considered and approved two separate tender offers with a total of 961,749 common shares tendered and repurchased by the Fund. The Board of Trustees will continue to consider tender offers for the following three quarters if a discount exists.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $191,485,212 and $217,406,052, respectively, for the six months ended February 28, 2006.

During the six months ended February 28, 2006, the Fund entered into reverse repurchase agreements that had an average daily balance outstanding of 6,645,759 (on an annualized basis) with an average interest rate of 4.68% and paid interest of $310,890 representing 0.28% of the Fund’s average daily net assets (on an annualized basis). The maximum amount outstanding under reverse repurchase agreements during the six months ended February 28, 2006 was $16,724,765

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

(including accrued interest). At February 28, 2006, reverse repurchase agreements outstanding were as follows:

Principal			Maturity
Amount	Counterparty	Interest Rate	Date

$16,623,500	Lehman Brothers	5.10%	4/17/2006

At February 28, 2006, the Fund had the following open interest rate swap agreements:

			Cash Flows	Cash Flows
	Notional		Paid by	Received by	Unrealized
Expiration	Amount	Counterparty	the Fund	the Fund	Gain

11/16/2007	$43,000,000	Royal Bank of	Fixed-3.525%	Floating-4.57%	$753,071
Scotland
Greenwich
Capital

On February 28, 2006, the aggregate cost of securities for federal income tax purposes was $250,381,966. The gross unrealized appreciation and depreciation on securities based on tax cost was $42,990,841 and $2,090,719, respectively, with a net unrealized appreciation of $40,900,122.

6. AUCTION MARKET PREFERRED SHARES

The Fund has issued 3,200 shares of Auction Market Preferred Shares (“Preferred Shares”) with a liquidation value of $25,000 plus accumulated but unpaid dividends (whether or not earned or declared). Dividends on the Preferred Shares are cumulative at a rate, which is reset based on the result of an auction. The annualized dividend rate was 4.06% during the six months ended February 28, 2006. The Fund will not declare, pay or set apart for payment any dividend to its common shareholders unless the Fund has declared and paid or contemporaneously declares and pays full cumulative dividends on the Preferred Shares through its most recent dividend payment date.

The Preferred Shares are redeemable, in whole or in part, at the option of the Fund on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends (whether or not earned or declared). The Preferred Shares are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends (whether or not earned or declared) if the requirement relating to the asset coverage with respect to the outstanding Preferred Shares would be less than 200%.

The holders of Preferred Shares have voting rights equal to the holders of the Fund’s common shares and will vote together with holders of common shares as a single class. Holders of Preferred Shares, voting as a separate class, are entitled to elect two of the Fund’s Trustees.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with the Fund’s custodian, a portion of fund expenses has been reduced.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and Evergreen Services Company, LLC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

From time to time, EIMC is involved in various legal actions in the normal course of business. In EIMC’s opinion, it is not involved in any legal actions that will have a material effect on its ability to provide services to the Fund.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

11. SUBSEQUENT DISTRIBUTIONS

On February 17, 2006, the Fund declared distributions from net investment income of $0.125 per common share payable on April 3, 2006 to shareholders of record on March 14, 2006.

On March 17, 2006, the Fund declared distributions from net investment income of $0.1667 per common share payable on May 1, 2006 to shareholders of record on April 18, 2006.

On April 21, 2006, The Fund declared distributions from net investment income of $0.1667 per common share payable on June 1, 2006 to shareholders of record on May 15, 2006.

These distributions are not reflected in the accompanying financial statements.

12. SUBSEQUENT EVENT

At a meeting held on March 14-16, 2006, the Board of Trustees considered and approved a tender offer to repurchase up to 5% of the Fund’s outstanding common shares at net asset value. The repurchase offer period will commence on or about March 24, 2006, when the notification of the repurchase offer is sent to shareholders.

AUTOMATIC DIVIDEND REINVESTMENT PLAN (unaudited)

All common shareholders are eligible to participate in the Automatic Dividend Reinvestment Plan (“the Plan”). Pursuant to the Plan, unless a common shareholder is ineligible or elects otherwise, all cash dividends and capital gains distributions are automatically reinvested by EquiServe Trust Company, N.A., as agent for shareholders in administering the Plan (“Plan Agent”), in additional common shares of the Fund. Whenever the Fund declares an ordinary income dividend or a capital gain dividend (collectively referred to as “dividends”) payable either in shares or in cash, nonpar-ticipants in the Plan will receive cash, and participants in the Plan will receive the equivalent in shares of common shares. The shares are acquired by the Plan Agent for the participant’s account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“newly issued common shares”) or (ii) by purchase of outstanding common shares on the open market (open-market purchases) on the American Stock Exchange or elsewhere. If, on the payment date for any dividend or distribution, the net asset value per share of the common shares is equal to or less than the market price per common share plus estimated brokerage commissions (“market premium”), the Plan Agent will invest the amount of such dividend or distribution in newly issued shares on behalf of the participant. The number of newly issued common shares to be credited to the participant’s account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per share is greater than the market value or market premium (“market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open-market purchases. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of dividends. The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 43010, Providence, Rhode Island 02940-3010 or by calling 1-800-730-6001.

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT

ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Evergreen funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s investment advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring 2005, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Evergreen funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September 2005. At a meeting of the full Board of Trustees later in September 2005, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s investment advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the Evergreen funds was ultimately made on a fund-by-fund basis.

ADDITIONAL INFORMATION (unaudited) continued

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the Evergreen funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affiliates as sponsors of the Fund. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the Fund in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that Evergreen Investment Services serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the Evergreen funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the Evergreen funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that

ADDITIONAL INFORMATION (unaudited) continued

the nature and scope of the services provided by EIMC were consistent with its duties under the Fund’s investment advisory agreement and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have brought to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s investment advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for an Evergreen fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the Evergreen funds going forward. Specifically with respect to the Fund, the Trustees noted that the Fund’s common shares performed in the first quintile over the recently completed one-year period.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the contractual rate at which the Fund pays fees for the combination of investment advisory and administrative services was above the average and median of fees paid by comparable funds, although the Trustees concluded that the fees were not unreasonable in light of the Fund’s investment performance and the services provided by EIMC and EIS.

The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund.

Economies of scale. The Trustees considered that, in light of the fact that the Fund is not making a continuous offering of its shares, the likelihood of substantial increases in economies of scale

ADDITIONAL INFORMATION (unaudited) continued

was relatively low, although they determined to continue to monitor the Fund’s expense ratio and the profitability of the investment advisory agreement to EIMC in the future for reasonableness in light of future growth of the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory and administration fees, and (for most of the funds, but not for the Fund) transfer agency fees, paid to EIMC and its affiliates by each of the Evergreen funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the Evergreen funds to EIMC varied widely, depending on among other things the size and type of fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the Evergreen funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the Evergreen funds to those paid by other mutual funds, the investment performance of the Evergreen funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the Evergreen funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Vice President and Treasurer, State Street Research & Management Company (investment
Other directorships: None	advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications); Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney,
Trustee	Law Offices of Michael S. Scofield; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 The Board of Trustees is classified into three classes of which one class is elected annually. Each Trustee serves a three year term concurrent with the class from which the trustee is elected. Each Trustee oversees 90 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

571535 rv2 4/2006

Item 2 - Code of Ethics

Not required for this filing.

Item 3 - Audit Committee Financial Expert

Not applicable at this time.

Items 4 – Principal Accountant Fees and Services

Not required for this filing.

Items 5 – Audit Committee of Listed Registrants

Not required for this filing.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not required for this filing.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not required for this filing.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total	(b) Average Price	(c) Total Number	(d) Maximum
	Number of	Paid per Share (or	of Shares (or	Number (or
	Shares (or	Unit)	Units) Purchased	Approximate
	Units)		as Part of Publicly	Dollar Value) of
	Purchased		Announced Plans	Shares (or Units)
			or Programs	that May Yet Be
				Purchased Under
				the Plans or
				Programs

11/1/2005-11/30/2005	493,205	$23.90	493,205

1/1/2006-1/31/2006	468,544	$22.59	468,544

Total	961,749	$23.26	961,749

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Utilities and High Income Fund

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: April 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: April 28, 2006

By: ________________________
Kasey Phillips
Principal Financial Officer

Date: April 28, 2006